DEBT SECURITIES IN ISSUE	12 Months Ended
Dec. 31, 2025
Debt Securities In Issue [Abstract]
DEBT SECURITIES IN ISSUE	25. DEBT SECURITIES IN ISSUE

		Group
	2025	2024
	£m	£m
Medium-term notes:
– US $30bn Euro Medium Term Note Programme	308	696
– Euro €30bn Euro Medium Term Note Programme	5,680	4,092
– US SEC-registered Debt Programme - Santander UK Group Holdings plc	7,393	6,730
	13,381	11,518
Euro €35bn Global Covered Bond Programme	19,201	17,211
US $20bn Commercial Paper Programmes	2,411	3,274
Certificates of deposit	1,607	1,196
Credit linked notes	635	441
Securitisation programmes	5,638	3,929
	42,873	37,569
The funding from the Euro 30bn Euro Medium Term Note Programme and the US SEC-registered Debt Programme in the name of Santander UK Group
Holdings plc has predominantly been downstreamed to our operating company Santander UK plc.
At 31 December 2025, debt securities in issue included amounts due to Banco Santander group entities of £48m (2024: £85m).